SGI U.S. SMALL CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 90.7%
Banks — 2.1%
First Community Bankshares, Inc.	10,699	$228,637
First Financial Corp.	6,590	231,309
Great Southern Bancorp, Inc.	5,500	223,080
Heritage Commerce Corp.	30,300	246,339
		929,365
Biotechnology — 2.3%
Emergent BioSolutions, Inc.*	7,600	634,524
NeoGenomics, Inc.*	14,300	381,667
		1,016,191
Building Materials — 2.1%
AAON, Inc.	10,000	541,700
Simpson Manufacturing Co., Inc.	4,800	384,288
		925,988
Chemicals — 1.8%
Balchem Corp.	5,400	543,510
Hawkins, Inc.	5,700	244,530
		788,040
Commercial Services — 7.4%
AMN Healthcare Services, Inc.*	10,900	483,524
Carriage Services, Inc.	21,204	396,939
Ennis, Inc.	26,400	469,920
FTI Consulting, Inc.*	3,600	433,656
Grand Canyon Education, Inc.*	5,500	536,745
ICF International, Inc.	8,100	531,198
Rent-A-Center Inc.	16,300	414,998
		3,266,980
Computers — 4.1%
Logitech International SA, (Switzerland)	14,900	885,656
MAXIMUS, Inc.	7,200	518,544
Sykes Enterprises, Inc.*	14,900	406,174
		1,810,374
Diversified Financial Services — 1.2%
International Money Express, Inc.*	49,400	544,882
Electric — 7.5%
Avangrid, Inc.	9,700	431,456
Avista Corp.	8,900	348,613
Hawaiian Electric Industries, Inc.	8,800	347,248
NorthWestern Corp.	7,400	444,888
Otter Tail Corp.	9,300	399,063
PNM Resources, Inc.	13,000	530,660
Portland General Electric Co.	9,200	433,412
Unitil Corp.	8,298	399,715
		3,335,055
Electronics — 1.0%
OSI Systems, Inc.*	5,700	431,889
Engineering & Construction — 0.8%
Great Lakes Dredge & Dock Corp.*	37,000	342,990
Food — 7.7%
Flowers Foods, Inc.	33,000	778,470
Grocery Outlet Holding Corp.*	23,100	850,311
Ingles Markets, Inc., Class A	19,069	812,530
Lancaster Colony Corp.	2,700	414,342
Weis Markets, Inc.	10,200	568,446
		3,424,099
Gas — 1.6%
Chesapeake Utilities Corp.	4,300	388,462
Southwest Gas Holdings, Inc.	4,300	326,585
		715,047
Healthcare-Products — 2.4%
Globus Medical, Inc., Class A*	8,400	459,060
iRadimed Corp.*	16,300	378,975
NuVasive, Inc.*	3,400	206,040
		1,044,075
Healthcare-Services — 3.5%
Amedisys, Inc.*	3,900	748,995
Teladoc Health, Inc.*	4,700	818,082
		1,567,077
Insurance — 5.7%
Employers Holdings, Inc.	11,100	331,779
Erie Indemnity Co., Class A	2,100	378,504
FBL Financial Group, Inc., Class A	9,200	328,532
Hanover Insurance Group Inc., (The)	5,500	551,925
Heritage Insurance Holdings, Inc.	32,200	403,788
National General Holdings Corp.	25,500	517,650
		2,512,178
Internet — 3.8%
Cogent Communications Holdings, Inc.	5,200	397,904
HealthStream, Inc.*	36,100	822,358
NIC, Inc.	19,400	466,764
		1,687,026
Leisure Time — 0.9%
Johnson Outdoors, Inc., Class A	5,000	388,050
Metal Fabricate/Hardware — 0.7%
Northwest Pipe Co.*	12,033	301,908
Oil & Gas — 1.0%
Murphy USA, Inc.*	3,800	441,180
Packaging & Containers — 0.6%
UFP Technologies, Inc.*	6,100	275,781
Pharmaceuticals — 6.3%
Amphastar Pharmaceuticals, Inc.*	33,100	616,984
BioSpecifics Technologies Corp.*	11,400	709,080
Eagle Pharmaceuticals, Inc.*	8,400	430,584
Neogen Corp.*	4,800	341,856
Premier, Inc., Class A*	20,000	695,800
		2,794,304
REITs — 5.0%
Equity Commonwealth	17,700	596,490
First Industrial Realty Trust, Inc.	8,600	325,768
Healthcare Realty Trust, Inc.	10,300	316,210
Life Storage, Inc.	7,800	760,344
Physicians Realty Trust	13,500	233,145
		2,231,957
Retail — 5.4%
BJ's Wholesale Club Holdings, Inc.*	15,300	550,800
Casey's General Stores, Inc.	2,900	463,217
Freshpet, Inc.*	6,300	486,234
PC Connection, Inc.	20,994	908,620
		2,408,871
Savings & Loans — 0.5%
Waterstone Financial, Inc.	15,600	232,440
Software — 9.0%
American Software, Inc., Class A	27,300	530,985
Computer Programs & Systems, Inc.	22,400	495,488
CSG Systems International, Inc.	8,500	402,475
Digi International, Inc.*	37,300	415,149
Everbridge, Inc.*	4,000	585,040
Five9, Inc.*	2,100	218,820
ManTech International Corp., Class A	7,600	590,824
Simulations Plus, Inc.	14,900	754,983
		3,993,764
Telecommunications — 1.0%
Ooma, Inc.*	18,400	230,736
Viavi Solutions, Inc.*	16,500	191,235
		421,971
Textiles — 1.3%
UniFirst Corp.	3,200	575,360
Water — 4.0%
American States Water Co.	5,500	451,055
California Water Service Group	8,089	380,183
Middlesex Water Co.	9,000	610,740
York Water Co., (The)	7,396	328,382
		1,770,360
TOTAL COMMON STOCKS
(Cost $37,565,151)		40,177,202
SHORT-TERM INVESTMENTS - 8.8%
U.S. Bank Money Market Deposit Account, 0.13%(a)	3,888,873	3,888,873
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,888,873)		3,888,873
TOTAL INVESTMENTS - 99.5%
(Cost $41,454,024)		44,066,075
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		234,527
NET ASSETS - 100.0%		$44,300,602

* Non-income producing security.
(a) - The rate shown is as of May 31, 2020.
PLC Public Limited Company
REIT Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC
PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying funds are valued at the SGI U.S. Large Cap Equity Fund, the SGI U.S. Small Cap Equity Fund, and the SGI Global Equity Fund (each a "Fund", collectively the "Funds") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing each Fund's investments carried at fair value:

SGI U.S. Small Cap Equity Fund
Common Stocks	$40,177,202	$40,177,202	$-	$-
Short-Term Investments	3,888,873	3,888,873	-	-
Total Investments*	$44,066,075	$44,066,075	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.